MARKETABLE SECURITIES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
MARKETABLE SECURITIES
Marketable securities	R$ 7,758,329	R$ 2,396,857
Current	7,508,275	2,212,079
Non-Current	250,054	184,778
Domestic (Brazil)
MARKETABLE SECURITIES
Marketable securities	5,363,662	2,396,857
Foreign
MARKETABLE SECURITIES
Marketable securities	2,394,667
Private Funds | Domestic (Brazil)
MARKETABLE SECURITIES
Marketable securities	R$ 17,120	175,317
Private Funds | CDI
MARKETABLE SECURITIES
Percentage of basis used to calculate interest rate	99.60%
Public titles measured at fair value through profit or loss | Domestic (Brazil)
MARKETABLE SECURITIES
Marketable securities	R$ 637,616	444,712
Public titles measured at fair value through profit or loss | CDI
MARKETABLE SECURITIES
Percentage of basis used to calculate interest rate	99.60%
Private Securities (CDBs) | Domestic (Brazil)
MARKETABLE SECURITIES
Marketable securities	R$ 4,456,828	1,585,605
Private Securities (CDBs) | CDI
MARKETABLE SECURITIES
Percentage of basis used to calculate interest rate	102.44%
Private Securities (CDBs) - Escrow Account | Domestic (Brazil)
MARKETABLE SECURITIES
Marketable securities	R$ 250,054	184,778
Private Securities (CDBs) - Escrow Account | CDI
MARKETABLE SECURITIES
Percentage of basis used to calculate interest rate	102.79%
Time Deposits | Foreign
MARKETABLE SECURITIES
Marketable securities	R$ 2,376,369
Average yield p.a. %	0.79%
Other | Domestic (Brazil)
MARKETABLE SECURITIES
Marketable securities	R$ 2,044	R$ 6,445
Other | Foreign
MARKETABLE SECURITIES
Marketable securities	R$ 18,298
Average yield p.a. %	7.26%